UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
           --------------------------------------------------
Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen L. Farley         New York, New York         11/14/06
       ------------------------   ------------------------   ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             20
                                               -------------

Form 13F Information Table Value Total:          $538,991
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                    NONE



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
                                                      Form 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ --------- ----------- ----------- ---------------------- ---------- --------- -----------------------
                                  TITLE                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
 NAME OF ISSUER                 OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE       SHARED  NONE
------------------------------ --------- ----------- ----------- ----------- ---- ----- ---------- --------- ---------- -----   ----

AON CORP                        COM       037389103     52,037    1,536,383  SH         SOLE       NO        1,536,383    0       0
BED BATH & BEYOND INC           COM       075896100     47,860    1,250,907  SH         SOLE       NO        1,250,907    0       0
BERKSHIRE HATHAWAY INC DEL      CL A      084670108        287            3  SH         SOLE       NO                3    0       0
CARMAX INC                      COM       143130102    119,727    2,870,452  SH         SOLE       NO        2,870,452    0       0
COUNTRYWIDE FINANCIAL CORP      COM       222372104      1,927       55,000  SH         SOLE       NO           55,000    0       0
DOVER MOTORSPORTS INC           COM       260174107         59       10,870  SH         SOLE       NO           10,870    0       0
ECHOSTAR COMMUNICATIONS NEW     CL A      278762109     29,550      902,569  SH         SOLE       NO          902,569    0       0
FASTENAL CO                     COM       311900104        617       16,000  SH         SOLE       NO           16,000    0       0
INTERNATIONAL SPEEDWAY CORP     CL A      460335201      2,177       43,686  SH         SOLE       NO           43,686    0       0
INVESTORS BANCORP INC           COM       46146P102        363       24,100  SH         SOLE       NO           24,100    0       0
MARTIN MARIETTA MATLS INC       COM       573284106     42,775      505,500  SH         SOLE       NO          505,500    0       0
MOHAWK INDS INC                 COM       608190104     81,723    1,097,691  SH         SOLE       NO        1,097,691    0       0
NEWPORT BANCORP INC             COM       651754103        420       30,000  SH         SOLE       NO           30,000    0       0
O REILLY AUTOMOTIVE INC         COM       686091109     21,994      662,257  SH         SOLE       NO          662,257    0       0
OUTDOOR CHANNEL HLDGS INC       COM NEW   690027206     12,096    1,110,705  SH         SOLE       NO        1,110,705    0       0
PROGRESSIVE CORP OHIO           COM       743315103     15,748      641,727  SH         SOLE       NO          641,727    0       0
SLM CORP                        COM       78442P106     10,924      210,160  SH         SOLE       NO          210,160    0       0
TRACTOR SUPPLY CO               COM       892356106     32,511      673,661  SH         SOLE       NO          673,661    0       0
WALGREEN CO                     COM       931422109     65,881    1,484,142  SH         SOLE       NO        1,484,142    0       0
WAUWATOSA HLDGS INC             COM       94348P108        315       17,857  SH         SOLE       NO           17,857    0       0
